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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Kohlberg Kravis Roberts & Co. L.P.
                 ----------------------------------
   Address:      9 West 57th Street, Suite 4200
                 ----------------------------------
                 New York, NY  10019
                 ----------------------------------

Form 13F File Number: 28-12880
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sorkin
         -------------------------------
Title:   General Counsel
         -------------------------------
Phone:   (212) 750-8300
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ David Sorkin               New York, NY      November 15, 2010
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 56
                                        --------------------

Form 13F Information Table Value Total: $12,655,725
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1         28-13533                     KKR Investment Management LLC
    ------       -----------------         ---------------------------------

Explanatory Notes:

Unless otherwise indicated, the positions reported herein are held by entities affiliated with Kohlberg Kravis Roberts & Co. L.P. ('KKR') that make minority investments in public securities and are not held by KKR's traditional private equity funds.

                           FORM 13F INFORMATION TABLE
                       KOHLBERG KRAVIS ROBERTS & CO. L.P.
                      FOR QUARTER ENDED SEPTEMBER 30, 2010

                                                                                                                Voting Authority
                                                    Value (x  Shrs or prn SH/          Investment    Other   ---------------------
Name of Issuer            Title of Class    CUSIP    $1000)       amt     PRN Put/Call Discretion   Managers Sole   Shared    None
-----------------------  ---------------- --------- --------- ----------- --- -------- ------------ -------- ---- ----------- ----
ALLIANT TECHSYSTEMS INC         COM       018804104     3,860      51,200  SH    PUT   SHARED-OTHER 1                  51,200
ALLIANT TECHSYSTEMS INC   NOTE 2.750% 9/1 018804AN4     2,020   2,000,000 PRN          SHARED-OTHER 1               2,000,000
AMERICAN INTL GROUP INC   UNIT 99/99/9999 26874115        430      50,000  SH          SHARED-OTHER 1                  50,000
AMGEN INC                       COM       31162100      2,756      50,000  SH    PUT   SHARED-OTHER 1                  50,000
AMGEN INC                 NOTE 0.125% 2/0 031162AN0     5,015   5,018,000 PRN          SHARED-OTHER 1               5,018,000
AMGEN INC                    NOTE 3/0     031162AL4     3,703   4,794,000 PRN          SHARED-OTHER 1               4,794,000
AVAGO TECHNOLOGIES LTD*         SHS       Y0486S104 2,604,118 115,687,178  SH          SHARED-OTHER               115,687,178
BOSTON PPTYS LTD
 PARTNERSHIP              NOTE 2.875% 2/1 10112RAK0       312     311,000 PRN          SHARED-OTHER 1                 311,000
BRE PROPERTIES INC        NOTE 4.125% 8/1 05564EBH8     6,242   6,000,000 PRN          SHARED-OTHER 1               6,000,000
BUNGE LIMITED                   COM       G16962105     2,396      40,500  SH   CALL   SHARED-OTHER 1                  40,500
CAPITAL ONE FINL CORP    *W EXP 11/14/201 14040H139     3,773      95,400  SH          SHARED-OTHER 1                  95,400
CEPHALON INC              NOTE 2.000% 6/0 156708AP4     2,839   2,000,000 PRN          SHARED-OTHER 1               2,000,000
DOLLAR GEN CORP NEW*            COM       256677105 7,898,797 270,044,338  SH          SHARED-OTHER               270,044,338
EXPRESS INC                     COM       30219E103    21,724   1,428,257  SH          SHARED-OTHER                 1,428,257
GENCO SHIPPING &
 TRADING LTD              NOTE 5.000% 8/1 36869MAA3     1,065   1,000,000 PRN          SHARED-OTHER 1               1,000,000

GREAT PLAINS ENERGY INC   UNIT 06/15/2042 391164803     6,331     100,000  SH          SHARED-OTHER 1                 100,000
HOLOGIC INC (a)                 COM       436440101     5,956     372,000  SH    PUT   SHARED-OTHER 1                 372,000
HOLOGIC INC               FRNT 2.000%12/1 436440AA9     2,356   2,500,000 PRN          SHARED-OTHER 1               2,500,000
INTEL CORP                      COM       458140100       747      38,900  SH          SHARED-OTHER 1                  38,900
INVACARE CORP             SDCV 4.125% 2/0 461203AD3     2,256   1,900,000 PRN          SHARED-OTHER 1               1,900,000
JAZZ PHARMACEUTICALS
 INC*                           COM       472147107   106,688   9,942,946  SH          SHARED-OTHER                 9,942,946
KINROSS GOLD CORP           COM NO PAR    496902404     3,110     165,500  SH    PUT   SHARED-OTHER 1                 165,500
KINROSS GOLD CORP         NOTE 1.750% 3/1 496902AD9     4,603   4,524,000 PRN          SHARED-OTHER 1               4,524,000
KKR & CO L P DEL             COM UNITS    48248M102    49,472   4,667,166  SH          SHARED-OTHER 1               4,667,166
L-3 COMMUNICATIONS
 HLDGS INC                      COM       502424104     7,227     100,000  SH    PUT   SHARED-OTHER 1                 100,000
L-3 COMMUNICATIONS CORP   DEBT 3.000% 8/0 502413AW7     4,646   4,600,000 PRN          SHARED-OTHER 1               4,600,000
MEDTRONIC INC             DBCV 1.250% 9/1 585055AD8       257     259,000 PRN          SHARED-OTHER 1                 259,000
MEDTRONIC INC             NOTE 1.500% 4/1 585055AL0     7,830   7,810,000 PRN          SHARED-OTHER 1               7,810,000
MICROCHIP TECHNOLOGY
 INC                      SDCV 2.125%12/1 595017AB0     3,833   3,500,000 PRN          SHARED-OTHER 1               3,500,000
NETAPP INC                NOTE 1.750% 6/0 64110DAB0    22,831  14,000,000 PRN          SHARED-OTHER 1              14,000,000
NATIONAL CITY CORP        NOTE 4.000% 2/0 635405AW3     6,187   6,149,000 PRN          SHARED-OTHER 1               6,149,000
NEWMONT MINING CORP       NOTE 1.625% 7/1 651639AJ5     8,041   5,500,000 PRN          SHARED-OTHER 1               5,500,000
NEXTERA ENERGY INC (b)          COM       65339F101     2,034      37,400  SH    PUT   SHARED-OTHER 1                  37,400
NXP SEMICONDUCTORS N V*         COM       N6596X109   874,503  70,581,370  SH          SHARED-OTHER                70,581,370


OWENS ILL INC                 COM NEW     690768403     1,263      45,000  SH    PUT   SHARED-OTHER 1                  45,000
PNC FINL SVCS GROUP INC  *W EXP 12/31/201 693475121    14,530     279,900  SH          SHARED-OTHER 1                 279,900
PROSHARES TR              SHRT 20+YR TRE  74347X849       886      22,000  SH          SHARED-OTHER 1                  22,000
PRIMEDIA INC*                 COM NEW     74157K846    98,848  26,012,715  SH          SHARED-OTHER                26,012,715
ROCKWOOD HLDGS INC*             COM       774415103   696,579  22,134,709  SH          SHARED-OTHER                22,134,709
SANDISK CORP                    COM       80004C101       891      24,300  SH    PUT   SHARED-OTHER 1                  24,300
SANDISK CORP              NOTE 1.500% 8/1 80004CAD3     6,554   7,000,000 PRN          SHARED-OTHER 1               7,000,000
SEALY CORP*                     COM       812139301   113,767  46,625,921  SH          SHARED-OTHER                46,625,921
SILVER STD RES INC (c)          COM       82823L106     6,749     337,800  SH    PUT   SHARED-OTHER 1                 337,800
SLM CORP                        COM       78442P106     3,083     266,900  SH   CALL   SHARED-OTHER 1                 266,900
SLM CORP                        COM       78442P106     4,022     348,200  SH    PUT   SHARED-OTHER 1                 348,200
SPDR S&P 500 ETF TR (d)       TR UNIT     78462F103     2,283      20,000  SH    PUT   SHARED-OTHER 1                  20,000
SYNOVUS FINL CORP         UNIT 99/99/9999 87161C204     1,413      60,000  SH          SHARED-OTHER 1                  60,000
TEREX CORP NEW            NOTE 4.000% 6/0 880779AV5     3,939   2,500,000 PRN          SHARED-OTHER 1               2,500,000
TEXAS CAPITAL
 BANCSHARES INC          *W EXP 01/16/201 88224Q115       509      29,500  SH          SHARED-OTHER 1                  29,500
US BANCORP DEL               DBCV 9/2     902973AQ9     1,654   1,707,000 PRN          SHARED-OTHER 1               1,707,000
US BANCORP DEL               DBCV 12/1    902973AM8     5,020   5,029,000 PRN          SHARED-OTHER 1               5,029,000
VALE CAP II                VALEP 6.75%12  91912F300     2,237      25,000  SH          SHARED-OTHER 1                  25,000

VALE CAP II               GTD CV 6.75%12  91912F201     4,402      50,000  SH          SHARED-OTHER 1                  50,000
VALLEY NATL BANCORP      *W EXP 11/14/201 919794131       301      23,300  SH          SHARED-OTHER 1                  23,300
VIRGIN MEDIA INC          NOTE 6.500%11/1 92769LAB7     5,149   3,500,000 PRN          SHARED-OTHER 1               3,500,000
ZHONE TECHNOLOGIES
 INC NEW*                     COM NEW     98950P884     3,691   1,791,875  SH          SHARED-OTHER                 1,791,875

* Position held by one or more entities engaged in KKR's private equity business, a portion of which may include shares owned by third party investor(s) for which KKR may be deemed to share investment discretion for SEC reporting purposes.

(a) Includes two series of Hologic Inc put options.

(b) Includes two series of Nextera Energy Inc put options.

(c) Includes three series of Silver Std Res Inc put options.

(d) Includes three series of SPDR S&P 500 ETF TR put options.